Stock-Based Compensation	12 Months Ended
Sep. 30, 2012
Stock-Based Compensation

17. STOCK-BASED COMPENSATION

The Company’s stock compensation plans are designed to assist the Company in attracting, retaining, motivating and rewarding key employees, directors or consultants, and promoting the creation of long-term value for stockholders by closely aligning the interests of these individuals with those of the Company’s stockholders. The Company’s stock compensation plans provide for the granting of stock options, restricted stock and other stock-based incentives.

The following table shows the expense recognized by the Company for stock-based compensation (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Stock option compensation expense:
Performance vested stock options	$22,151	$12,568	$6,693
Restricted stock award amortization	—	6	11

	$22,151	$12,574	$6,704

The weighted-average grant date fair value of options granted during the fiscal years ended September 30, 2012, 2011 and 2010 was $43.23, $33.51 and $18.83, respectively.

Compensation expense is recognized based upon probability assessments of awards that are expected to vest in future periods. Such probability assessments are subject to revision and, therefore, unrecognized compensation expense is subject to future changes in estimate. As of September 30, 2012, there was approximately $15.6 million of total unrecognized compensation expense related to non-vested awards expected to vest, which is expected to be recognized over a weighted-average period of three years.

The fair value of the Company’s employee stock options was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted average assumptions for all options granted during the fiscal years ended:

	Fiscal Years Ended September 30,
	2012	2011	2010
Risk-free interest rate	1.10% to 1.50%	1.67% to 2.53%	2.45% to 2.96%
Expected life of options	6 years	6 years	6 years
Expected dividend yield of stock	—	—	—
Expected volatility of stock	40%	40%	40%

The risk-free interest rate is based upon the Treasury bond rates as of the grant date. The average expected life of stock-based awards is based on vesting schedules and contractual terms. Expected volatility of stock was calculated using a rate based upon the historical volatility of publicly traded companies in the Company’s peer group in the aerospace industry. This was used because TD Group’s common stock has only been publicly traded since March 2006. Notwithstanding the special cash dividend paid in October 2009, the Company historically has not paid regular cash dividends and does not anticipate paying regular cash dividends in future periods; thus, no dividend rate assumption is used.

The total fair value of options vested during fiscal years ended September 30, 2012, 2011, and 2010 was $11.4 million, $7.8 million and $4.6 million, respectively.

2006 Stock Incentive Plan

In conjunction with the consummation of the initial public offering, a 2006 stock incentive plan was adopted by TD Group. In July 2008 and March 2011, the plan was amended to increase the number of shares available for issuance thereunder. TD Group has reserved 8,119,668 shares of its common stock for issuance to key employees, directors or consultants under the plan. Awards under the plan may be in the form of options, restricted stock or other stock-based awards. Options granted under the plan will expire no later than the tenth anniversary of the applicable date of grant of the options, and will have an exercise price of not less than the fair market value of our common stock on the date of grant. Restricted stock granted under the plan vests over three years.

All outstanding options under the 2006 stock incentive plan will accelerate and become fully vested if the closing price of the Company’s common stock exceeds $160 per share for options granted prior to October 1, 2011 or $170 per share for options granted in fiscal 2012, in each case on any 60 trading days during any consecutive 12-month period.

During the fiscal year ended September 30, 2012, 920 shares of common stock were issued with a weighted-average grant date fair value of $125.48.

Performance Vested Stock Options—All of the options granted through September 30, 2012 under the 2006 stock incentive plan have been pursuant to an equity incentive program adopted by the Company in 2008. Under the 2008 equity incentive program, all of the options granted will vest based on the Company’s achievement of established operating performance goals. The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	4,636,085	$47.80
Granted	711,725	107.21
Exercised	(166,505)	32.52
Forfeited	(455,110)	58.69

Outstanding at September 30, 2012	4,726,195	$56.24	7.4 years	$404,704,078

Expected to vest	1,728,021	$51.12	7.2 years	$156,811,187

Exercisable at September 30, 2012	1,732,475	$37.17	6.6 years	$181,390,133

At September 30, 2012, 3,142,616 remaining shares were available for award under TD Group’s 2006 stock incentive plan.

2003 Stock Option Plan

Certain executives and key employees of the Company were granted stock options under TD Group’s 2003 stock option plan. Upon the closing of the acquisition of the Company by Warburg Pincus in 2003, certain employees rolled over certain then-existing options to purchase shares of common stock of TransDigm Holdings. These employees were granted rollover options to purchase an aggregate of 3,870,152 shares of common stock of TD Group (after giving effect to the 149.60 for 1.00 stock split effected on March 14, 2006). All rollover options granted were fully vested on the date of grant. In addition to shares of common stock reserved for issuance upon the exercise of rollover options, an aggregate of 5,469,301 shares of TD Group’s common stock were reserved for issuance upon the exercise of new management options. In general, approximately 20% of all new management options vested based on employment service or a change in control. These time vested options had a graded vesting schedule of up to four years. Approximately 80% of all new management options vested (i) based upon the satisfaction of specified performance criteria, which is annual and cumulative EBITDA As Defined targets through 2008, or (ii) upon the occurrence of a change in control if the Investor Group (defined as Warburg Pincus and the other initial investors in TD Group) received a minimum specified rate of return. Unless terminated earlier, the options expire ten years from the date of grant. All of the outstanding performance options were vested as of September 30, 2012.

TD Group has reserved a total of 9,339,453 shares of its common stock for issuance to the Company’s employees under the plan, 9,261,624 of which had been issued as of September 30, 2012.

Time Vested Stock Options—The following table summarizes activity, pricing and other information for the Company’s time vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	575,025	$10.33
Granted	—	—
Exercised	(237,550)	8.44
Forfeited	—	—

Outstanding at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

Exercisable at September 30, 2012	337,475	$11.66	1.8 years	$43,942,620

Performance Vested Stock Options—The following table summarizes the activity, pricing and other information for the Company’s performance vested stock-based award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2011	1,521,185	$11.87
Granted	—	—
Exercised	(806,538)	9.49
Forfeited	—	—

Outstanding at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Exercisable at September 30, 2012	714,647	$14.56	2.6 years	$90,981,710

Rollover Option Awards—The following table summarizes the activity, pricing and other information for the Company’s rollover option award activity during the fiscal year ended September 30, 2012:

	Number of Options	Weighted-Average Exercise Price Per Option
Outstanding at September 30, 2011	84,436	$3.47
Granted	—	—
Exercised	(84,436)	3.47
Forfeited	—	—

Outstanding at September 30, 2012	—	$—

Exercisable at Septmeber 30, 2012	—	$—

The total intrinsic value of time, performance and rollover options exercised during the fiscal years ended September 30, 2012, 2011 and 2010 was $137.5 million, $63.0 million and $19.0 million, respectively.

Options Not Pursuant to a Shareholder Approved Plan

In addition to the stock options issued under the 2003 stock option plan and 2006 stock incentive plan, two members of the Company’s Board of Directors were also granted stock options of TD Group. Of the 134,040 options issued under these agreements, 16,096 remain outstanding with an exercise price of $6.68. All of such options were vested as of September 30, 2012.

Dividend Equivalent Plans

Pursuant to the Third Amended and Restated TransDigm Group Incorporated 2003 Stock Option Plan Dividend Equivalent Plan and the Second Amended and Restated TransDigm Group Incorporated 2006 Stock Incentive Plan Dividend Equivalent Plan, all of the options granted under the 2003 stock option plan and the 2006 stock incentive plan are entitled to certain dividend equivalent payments in the event of the declaration of a dividend by the Company. Options granted outside the plans to directors are also entitled to comparable dividend equivalents. The Company declared a special dividend of $7.65 per share in October 2009. See Note 11. As a result, holders of outstanding vested options received dividend equivalents of approximately $36.4 million in the aggregate. In addition, to the extent unvested options outstanding on the dividend declaration date vest, such options will be entitled to receive a dividend equivalent payment in the amount of $7.65 per share at the time of vesting.